Share-based payments - Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Liability at the end of the year	$ 15	$ 1
Charge recognised for the year	91	116	$ 128
Equity-settled plans [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Charge recognised for the year	88	116	$ 128
Cash-settled plans [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Liability at the end of the year	15	$ 1
Charge recognised for the year	$ 3